Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Managed Risk Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Variable Portfolio – Managed Risk Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Variable Portfolio – Managed Risk Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Managed Risk Fund - Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Managed Risk Fund - Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Risk Fund - Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Managed Risk Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Managed Risk Fund - Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Managed Risk Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Risk Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Managed Risk Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Managed Risk Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Variable Portfolio – Managed Risk Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Managed Risk Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Managed Risk Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Variable Portfolio – Managed Risk Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Variable Portfolio – Managed Risk Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Managed Risk Fund - Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Managed Risk Fund - Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Risk Fund - Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Managed Risk Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Managed Risk Fund - Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Managed Risk Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Risk Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Managed Risk Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Managed Risk Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Variable Portfolio – Managed Risk Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Managed Risk Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%